Employee benefits - Defined Benefit Plans (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 233.6	€ 197.5	€ 185.4
Total loans and borrowings (Note 21)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,811.5	1,745.4
Financial liabilities, carrying value	1,766.3	1,764.3
Total loans and borrowings (Note 21) | Senior EUR/USD loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	1,371.9	1,372.2
Total loans and borrowings (Note 21) | Other borrowings [Domain]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3.3	3.0
Financial liabilities, carrying value	3.3	3.0
Total loans and borrowings (Note 21) | 2024 fixed rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	400.0	400.0
Total loans and borrowings (Note 21) | Level 2 | Senior EUR/USD loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,396.9	1,347.2
Total loans and borrowings (Note 21) | Level 1 | 2024 fixed rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	411.3	395.2
Deferred borrowing costs | Total loans and borrowings (Note 21)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities, carrying value	(8.9)	(10.9)
Present value of defined benefit obligation
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	237.5	200.6
Present value of defined benefit obligation | Germany
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	151.3	128.0
Present value of defined benefit obligation | Sweden
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	71.7	60.5
Present value of defined benefit obligation | Italy
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	4.8	4.7
Present value of defined benefit obligation | Austria
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	5.8	4.3
Present value of defined benefit obligation | Sub-total
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	233.6	197.5
Present value of defined benefit obligation | Other countries
Disclosure of fair value measurement of liabilities [line items]
Net defined benefit liability (asset)	€ 3.9	€ 3.1